Note 9 - Stock Options and Stock-based Employee Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
(in thousands, except for weighted-average data)		Weighted- Average Exercise	Weighted- Average Remaining Contractual
Stock Options	Shares	Price	Term (In Yrs)

Outstanding at January 1, 2020	1,772	$17.61
Forfeited or expired	(7)	65.17
Outstanding at March 31, 2020	1,765	$17.40	8.7

Vested and exercisable at March 31, 2020	599	$26.66	8.7

Vested and expected to vest at March 31, 2020	1,696	$17.37	8.8

(in thousands, except for weighted-average data) Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2019	1,472	$20.19
Granted	382	9.99
Forfeited or expired	(82)	40.74
Outstanding at December 31, 2019	1,772	$17.61	9.0

Vested and exercisable at December 31, 2019	521	$29.34	8.9

Vested and expected to vest at December 31, 2019	1,692	$17.55	9.0

Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended March 31,
(in thousands)	2020	2019

Research and development	$714	$489
General and administrative	975	1,041
Total	$1,689	$1,530

	Year Ended December 31,
(in thousands)	2019	2018

Research and development	$1,932	$232
Selling, general and administrative	4,789	723
Total	$6,721	$955